ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2025
Disclosure Of Accounts Payable [abstract]
ACCOUNTS PAYABLE	ACCOUNTS PAYABLE

	2025	2024
Suppliers	85,617,801	94,927,478
Related parties (Note 19)	5,247,517	4,452,779
Accounts payable for investments in property, plant and equipment	395,861	2,136,248
Provisions for expenses	26,914,350	21,601,035
Total	118,175,529	123,117,540